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Anchor National Life Insurance Company

1 SunAmerica Center
Century City
Los Angeles, CA  90067-6022
310-772-6000

Mailing Address:                                  [LOGO]   ANCHOR NATIONAL
P.O. Box 54197                                             A SunAmerica Company
Los Angeles, CA  90054-0197



VIA EDGAR
---------


June 28, 1999

Division of Investment Management
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

Re:      Variable Separate Account
         (Portion Relating to the Polaris II Variable Annuity)
         Anchor National Life Insurance Company
         File Nos.  333-25473 and 811-3859

Ladies and Gentlemen:

         Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated June 28, 1999 for Variable Separate Account (the "Separate Account") contains no changes from the form of prospectus and statement of additional information for the Separate Account submitted in Post-Effective Amendment No. 9 under the Securities Act of 1933 and Amendment No. 10 under the Investment Company Act of 1940 to the Separate Account's registration statement on Form N-4 filed with the Securities and Exchange Commission on June 23, 1999 via EDGAR.

         Should you have any further questions regarding this filing, please do not hesitate to contact me at (310) 772-6062.


Very truly yours,

/s/ BERNADETTE NIETO

Bernadette Nieto
Staff Counsel